Segment data (Statements of Income - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 29,379,510	¥ 27,597,193	¥ 28,403,118
Costs and expenses
Selling, general and administrative	3,090,495	2,868,485	2,943,682
Total costs and expenses	26,979,648	25,602,821	25,549,147
Operating income	2,399,862	1,994,372	2,853,971
Other income (expense), net	220,567	199,453	129,410
Income before income taxes and equity in earnings of affiliated companies	2,620,429	2,193,825	2,983,381
Provision for income taxes	504,406	628,900	878,269
Equity in earnings of affiliated companies	470,083	362,060	329,099
Net income	2,586,106	1,926,985	2,434,211
Less - Net income attributable to noncontrolling interests	(92,123)	(95,876)	(121,517)
Net income attributable to Toyota Motor Corporation	2,493,983	1,831,109	2,312,694
Eliminations
Costs and expenses
Net income attributable to Toyota Motor Corporation	(2)	147	300
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	27,448,165	25,845,453	26,581,102
Costs and expenses
Cost of revenues	22,613,450	21,557,194	21,474,386
Selling, general and administrative	2,721,362	2,511,647	2,589,082
Total costs and expenses	25,334,812	24,068,841	24,063,468
Operating income	2,113,353	1,776,612	2,517,634
Other income (expense), net	222,326	200,370	117,930
Income before income taxes and equity in earnings of affiliated companies	2,335,679	1,976,982	2,635,564
Provision for income taxes	738,763	562,452	752,248
Equity in earnings of affiliated companies	467,718	360,130	327,167
Net income	2,064,634	1,774,660	2,210,483
Less - Net income attributable to noncontrolling interests	(89,533)	(89,337)	(117,544)
Net income attributable to Toyota Motor Corporation	1,975,101	1,685,323	2,092,939
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	2,017,008	1,823,600	1,896,224
Costs and expenses
Cost of revenues	1,320,348	1,221,268	1,181,437
Selling, general and administrative	411,114	379,904	375,561
Total costs and expenses	1,731,462	1,601,172	1,556,998
Operating income	285,546	222,428	339,226
Other income (expense), net	(794)	(5,618)	8,579
Income before income taxes and equity in earnings of affiliated companies	284,752	216,810	347,805
Provision for income taxes	(234,356)	66,583	126,319
Equity in earnings of affiliated companies	2,365	1,930	1,932
Net income	521,473	152,157	223,418
Less - Net income attributable to noncontrolling interests	(2,589)	(6,518)	(3,963)
Net income attributable to Toyota Motor Corporation	¥ 518,884	¥ 145,639	¥ 219,455